UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for Fidelity® Magellan® Fund

December 31, 2005

1.811314.101 MAG QTLY 0206

Investments December 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 98.7%
	Shares	Value (000s)

CONSUMER DISCRETIONARY – 13.5%
Hotels, Restaurants & Leisure 1.6%
Ctrip.com International Ltd. sponsored ADR	1,578,250	$91,144
McDonald’s Corp.	2,547,400	85,898
Royal Caribbean Cruises Ltd.	600,000	27,036
Starbucks Corp. (a)	5,112,616	153,430
Starwood Hotels & Resorts Worldwide, Inc. unit	4,973,827	317,629
Wynn Resorts Ltd. (a)	2,000,000	109,700
		784,837
Household Durables – 1.3%
Centex Corp.	1,000,000	71,490
Daito Trust Construction Co.	766,500	39,656
Garmin Ltd.	1,214,460	80,579
KB Home	500,000	36,330
Lennar Corp. Class A	1,896,376	115,717
LG Electronics, Inc.	2,636,970	233,728
Sharp Corp.	3,954,000	60,163
		637,663
Internet & Catalog Retail 0.6%
eBay, Inc. (a)	6,100,000	263,825
Expedia, Inc. (a)	2,800,000	67,088
		330,913
Leisure Equipment & Products – 0.0%
MarineMax, Inc. (a)	172,800	5,455
Media – 3.5%
CCE Spinco, Inc. (a)	1,782,864	23,356
Clear Channel Communications, Inc.	14,262,912	448,569
EchoStar Communications Corp. Class A	2,400,000	65,208
Harris Interactive, Inc. (a)	872,800	3,762
McGraw Hill Companies, Inc.	1,332,000	68,771
News Corp. Class B	7,000,000	116,270
Omnicom Group, Inc.	5,201,676	442,819
Univision Communications, Inc. Class A (a)	8,765,300	257,612
Walt Disney Co.	12,301,500	294,867
XM Satellite Radio Holdings, Inc. Class A (a)	1,000,000	27,280
		1,748,514
Multiline Retail – 1.3%
Federated Department Stores, Inc.	3,247,300	215,393

Quarterly Report

2

Common Stocks continued
	Shares	Value (000s)

CONSUMER DISCRETIONARY – continued
Multiline Retail – continued
JCPenney Co., Inc.	2,000,000	$111,200
Target Corp.	6,041,700	332,112
		658,705
Specialty Retail – 3.9%
Best Buy Co., Inc.	9,673,350	420,597
Circuit City Stores, Inc.	1,000,000	22,590
Home Depot, Inc.	16,645,800	673,822
Office Depot, Inc. (a)	1,500,000	47,100
Staples, Inc.	21,918,000	497,758
Yamada Denki Co. Ltd.	2,509,100	314,103
		1,975,970
Textiles, Apparel & Luxury Goods – 1.3%
Asics Corp.	2,500,000	26,547
Fossil, Inc. (a)	200,000	4,302
Liz Claiborne, Inc.	4,490,000	160,832
NIKE, Inc. Class B	5,298,500	459,857
		651,538

TOTAL CONSUMER DISCRETIONARY		6,793,595

CONSUMER STAPLES 2.6%
Beverages – 0.3%
The Coca-Cola Co.	3,266,100	131,656
Food & Staples Retailing – 1.5%
CVS Corp.	11,841,972	312,865
United Natural Foods, Inc. (a)(d)	3,125,000	82,500
Walgreen Co.	2,645,900	117,108
Whole Foods Market, Inc.	3,242,400	250,929
		763,402
Food Products 0.1%
Flowers Foods, Inc.	1,000,000	27,560
Nestle SA (Reg.)	36,600	10,947
		38,507
Household Products – 0.6%
Colgate-Palmolive Co.	3,379,700	185,377
Kimberly Clark Corp.	1,700,000	101,405
		286,782

3 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

CONSUMER STAPLES – continued
Personal Products 0.1%
Avon Products, Inc.	2,543,147	$72,607

TOTAL CONSUMER STAPLES		1,292,954

ENERGY 12.0%
Energy Equipment & Services – 6.2%
Baker Hughes, Inc.	3,221,000	195,772
BJ Services Co.	2,857,500	104,785
Cooper Cameron Corp. (a)	2,591,000	107,267
Diamond Offshore Drilling, Inc.	800,000	55,648
ENSCO International, Inc.	5,635,650	249,941
GlobalSantaFe Corp.	600,000	28,890
Grant Prideco, Inc. (a)	2,000,000	88,240
Halliburton Co.	1,607,900	99,625
Nabors Industries Ltd. (a)	1,800,000	136,350
Noble Corp.	3,852,300	271,741
Pride International, Inc. (a)	1,500,000	46,125
Schlumberger Ltd. (NY Shares)	13,699,997	1,330,955
Smith International, Inc.	557,200	20,678
Transocean, Inc. (a)	3,612,563	251,760
Weatherford International Ltd. (a)	4,040,000	146,248
		3,134,025
Oil, Gas & Consumable Fuels – 5.8%
Apache Corp.	1,953,610	133,861
Arch Coal, Inc.	3,126,274	248,539
Cameco Corp.	1,000,000	63,473
Canadian Natural Resources Ltd.	10,865,700	538,635
Chevron Corp.	2,069,100	117,463
ConocoPhillips	804,118	46,784
CONSOL Energy, Inc.	2,000,000	130,360
EnCana Corp.	300,000	13,563
Exxon Mobil Corp.	1,370,136	76,961
Occidental Petroleum Corp.	1,521,400	121,529
Peabody Energy Corp. (d)	7,934,400	653,953
Plains Exploration & Production Co. (a)	295,000	11,720
Teekay Shipping Corp.	340,000	13,566

Quarterly Report

4

Common Stocks continued
	Shares	Value (000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Total SA sponsored ADR	1,232,500	$155,788
Valero Energy Corp.	11,096,400	572,574
		2,898,769

TOTAL ENERGY		6,032,794

FINANCIALS – 17.9%
Capital Markets 4.0%
Ameritrade Holding Corp.	1,652,100	39,650
Bank of New York Co., Inc.	2,204,400	70,210
E*TRADE Financial Corp. (a)	8,761,555	182,766
Goldman Sachs Group, Inc.	1,848,500	236,072
Indiabulls Financial Services Ltd. GDR (e)	3,433,108	14,487
JAFCO Co. Ltd.	82,100	7,332
Merrill Lynch & Co., Inc.	4,342,900	294,145
Morgan Stanley	500,000	28,370
Nomura Holdings, Inc.	44,949,500	863,929
State Street Corp.	4,933,800	273,530
		2,010,491
Commercial Banks – 5.3%
China Construction Bank Corp. (H Shares)	50,000,000	17,411
Mitsubishi UFJ Financial Group, Inc.	62,000	848,780
Mizuho Financial Group, Inc.	80,000	635,088
Sumitomo Mitsui Financial Group, Inc.	6,681	70,830
SVB Financial Group (a)	519,200	24,319
Wachovia Corp.	6,146,094	324,883
Wells Fargo & Co.	11,461,200	720,107
		2,641,418
Consumer Finance – 0.8%
American Express Co.	2,927,216	150,635
Capital One Financial Corp.	500,000	43,200
MBNA Corp.	4,392,950	119,269
SLM Corp.	2,000,000	110,180
		423,284
Diversified Financial Services – 1.0%
CBOT Holdings, Inc. Class A	15,700	1,472

5 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

FINANCIALS – continued
Diversified Financial Services – continued
Citigroup, Inc.	2,273,762	$110,346
JPMorgan Chase & Co.	9,430,408	374,293
		486,111
Insurance – 5.5%
ACE Ltd.	1,270,860	67,915
AFLAC, Inc.	4,147,000	192,504
American International Group, Inc.	12,272,570	837,357
Berkshire Hathaway, Inc. Class A (a)	557	49,361
China Life Insurance Co. Ltd. (H Shares) (a)	100,000,000	88,345
Endurance Specialty Holdings Ltd.	555,800	19,925
Hartford Financial Services Group, Inc.	3,000,000	257,670
MetLife, Inc.	5,000,000	245,000
Muenchener Rueckversicherungs Gesellschaft AG (Reg.)	2,360,000	319,565
Prudential Financial, Inc.	2,500,000	182,975
T&D Holdings, Inc.	1,000,000	66,325
The St. Paul Travelers Companies, Inc.	6,558,817	292,982
W.R. Berkley Corp.	1,237,500	58,930
XL Capital Ltd. Class A	1,512,400	101,906
		2,780,760
Real Estate 1.3%
Apartment Investment & Management Co. Class A	667,700	25,286
Equity Office Properties Trust	2,286,400	69,347
Equity Residential (SBI)	4,343,000	169,898
General Growth Properties, Inc.	2,000,000	93,980
Kilroy Realty Corp.	169,500	10,492
Kimco Realty Corp.	679,800	21,808
Leopalace21 Corp.	2,000,000	72,601
Mitsui Fudosan Co. Ltd.	8,000,000	162,504
		625,916

TOTAL FINANCIALS		8,967,980

HEALTH CARE – 14.6%
Biotechnology – 4.4%
Affymetrix, Inc. (a)	28,700	1,370
Amgen, Inc. (a)	6,702,230	528,538
Biogen Idec, Inc. (a)	4,118,300	186,683
Charles River Laboratories International, Inc. (a)	804,700	34,095
Genentech, Inc. (a)	11,284,000	1,043,770

Quarterly Report

6

Common Stocks continued
		Shares	Value (000s)

HEALTH CARE – continued
Biotechnology – continued
Gilead Sciences, Inc. (a)		3,977,600	$209,341
Invitrogen Corp. (a)		500,000	33,320
MedImmune, Inc. (a)		1,000,000	35,020
Millennium Pharmaceuticals, Inc. (a)		1,700,000	16,490
Myriad Genetics, Inc. (a)		1,000,000	20,800
OSI Pharmaceuticals, Inc. (a)(d)		3,198,900	89,697
Vertex Pharmaceuticals, Inc. (a)		1,000,000	27,670
			2,226,794
Health Care Equipment & Supplies – 2.9%
Alcon, Inc.		800,000	103,680
American Medical Systems Holdings, Inc. (a)		1,000,000	17,830
Baxter International, Inc.		3,200,000	120,480
Becton, Dickinson & Co.		4,000,000	240,320
Boston Scientific Corp. (a)		344,000	8,425
C.R. Bard, Inc.		200,000	13,184
Fisher Scientific International, Inc. (a)		4,900,000	303,114
Gen-Probe, Inc. (a)		500,000	24,395
Greatbatch, Inc. (a)(d)		2,164,500	56,299
INAMED Corp. (a)		500,000	43,840
Kinetic Concepts, Inc. (a)		700,000	27,832
Mentor Corp.		1,470,400	67,756
Millipore Corp. (a)		500,000	33,020
St. Jude Medical, Inc. (a)		4,800,000	240,960
Thermo Electron Corp. (a)		1,471,500	44,336
Waters Corp. (a)		3,198,600	120,907
			1,466,378
Health Care Providers & Services – 3.7%
Aetna, Inc.		300,000	28,293
Cerner Corp. (a)		100,000	9,091
Emdeon Corp. (a)		1,553,702	13,144
Henry Schein, Inc. (a)		600,000	26,184
Sunrise Senior Living, Inc. (a)		500,000	16,855
UnitedHealth Group, Inc.		27,341,900	1,699,026
VCA Antech, Inc. (a)		1,000,000	28,200
WebMD Health Corp. Class A		95,700	2,780
WellPoint, Inc. (a)		300,000	23,937
			1,847,510
Pharmaceuticals – 3.6%
Allergan, Inc.		5,014,500	541,365

	7		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

HEALTH CARE – continued
Pharmaceuticals – continued
Johnson & Johnson	11,315,200	$680,044
Matrixx Initiatives, Inc. (a)	400,000	8,380
Medicis Pharmaceutical Corp. Class A	2,000,000	64,100
Roche Holding AG (participation certificate)	1,683,700	252,811
Schering-Plough Corp.	4,232,700	88,252
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,000,000	129,030
Wyeth	1,021,300	47,051
		1,811,033

TOTAL HEALTH CARE		7,351,715

INDUSTRIALS – 8.9%
Aerospace & Defense – 1.5%
BE Aerospace, Inc. (a)	1,784,410	39,257
Honeywell International, Inc.	7,795,400	290,379
United Technologies Corp.	7,200,000	402,552
		732,188
Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	3,000,000	111,090
Expeditors International of Washington, Inc.	3,000,000	202,530
Forward Air Corp.	390,000	14,294
UTI Worldwide, Inc.	400,000	37,136
		365,050
Airlines – 0.0%
JetBlue Airways Corp. (a)	730,650	11,237
Commercial Services & Supplies – 1.3%
51job, Inc. sponsored ADR (a)	2,483,800	36,388
Equifax, Inc.	2,000,000	76,040
Heidrick & Struggles International, Inc. (a)	476,228	15,263
Monster Worldwide, Inc. (a)(d)	8,374,465	341,846
Robert Half International, Inc.	4,124,900	156,292
		625,829
Electrical Equipment – 0.5%
Emerson Electric Co.	2,732,400	204,110
Roper Industries, Inc.	1,000,000	39,510
Suntech Power Holdings Co. Ltd. sponsored ADR	500,000	13,625
		257,245

Quarterly Report

8

Common Stocks continued
	Shares	Value (000s)

INDUSTRIALS – continued
Industrial Conglomerates – 2.7%
3M Co.	3,675,840	$284,878
General Electric Co.	31,075,550	1,089,198
		1,374,076
Machinery – 1.1%
Actuant Corp. Class A	500,000	27,900
Caterpillar, Inc.	4,000,000	231,080
Danaher Corp.	3,000,000	167,340
Dover Corp.	1,000,000	40,490
IDEX Corp.	500,000	20,555
Kawasaki Heavy Industries Ltd.	10,000,000	36,470
Trivest 1992 Special Fund Ltd. (a)(g)	26,600,000	133
		523,968
Marine – 0.0%
Alexander & Baldwin, Inc.	14,062	763
Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	3,000,000	212,460
Canadian National Railway Co.	1,000,000	80,117
Heartland Express, Inc.	235,519	4,779
Landstar System, Inc.	254,300	10,614
Marten Transport Ltd. (a)	198,000	3,608
Union Pacific Corp.	2,000,000	161,020
		472,598
Trading Companies & Distributors – 0.2%
Fastenal Co.	2,000,000	78,380

TOTAL INDUSTRIALS		4,441,334

INFORMATION TECHNOLOGY – 26.3%
Communications Equipment – 5.6%
Cisco Systems, Inc. (a)	7,950,300	136,109
Comverse Technology, Inc. (a)	500,000	13,295
Juniper Networks, Inc. (a)	23,100,000	515,130
Lucent Technologies, Inc. warrants 12/10/07 (a)	1,201,054	679
Motorola, Inc.	7,700,000	173,943
Nokia Corp. sponsored ADR	101,420,000	1,855,983
Nortel Networks Corp. (a)	5,000,000	15,300
Sonus Networks, Inc. (a)	1,000,000	3,720
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	2,500,000	86,000
		2,800,159

9		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – 2.3%
Apple Computer, Inc. (a)	5,300,000	$381,017
Avid Technology, Inc. (a)	200,000	10,952
International Business Machines Corp.	1,967,600	161,737
Maxtor Corp. (a)	5,000,000	34,700
NEC Corp.	10,000,000	62,254
Network Appliance, Inc. (a)	958,700	25,885
Seagate Technology	22,886,634	457,504
		1,134,049
Electronic Equipment & Instruments – 1.1%
Amphenol Corp. Class A	1,942,050	85,955
Flextronics International Ltd. (a)	3,125,000	32,625
FLIR Systems, Inc. (a)	2,000,000	44,660
Hon Hai Precision Industry Co. Ltd. (Foxconn)	20,000,000	109,667
Ingram Micro, Inc. Class A (a)	1,500,000	29,895
Jabil Circuit, Inc. (a)	4,157,100	154,187
Molex, Inc.	2,500,000	64,875
Rofin-Sinar Technologies, Inc. (a)	600,000	26,082
Vishay Intertechnology, Inc. (a)	2,122,800	29,210
		577,156
Internet Software & Services – 5.9%
aQuantive, Inc. (a)	1,469,715	37,096
Bankrate, Inc. (a)	687,000	20,280
Google, Inc. Class A (sub. vtg.) (a)	2,811,800	1,166,503
Homestore, Inc. (a)	1,000,000	5,100
Openwave Systems, Inc. (a)	1,657,000	28,948
Yahoo! Japan Corp	596,395	905,430
Yahoo!, Inc. (a)	20,986,600	822,255
		2,985,612
IT Services – 0.2%
Infosys Technologies Ltd. sponsored ADR	500,000	40,430
TALX Corp. (d)	1,924,323	87,961
		128,391
Office Electronics – 0.6%
Canon, Inc.	5,000,000	294,150
Zebra Technologies Corp. Class A (a)	200,000	8,570
		302,720
Semiconductors & Semiconductor Equipment – 6.2%
Advanced Micro Devices, Inc. (a)	7,000,000	214,200

Quarterly Report

10

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Altera Corp. (a)	2,672,700	$49,525
Analog Devices, Inc.	7,119,732	255,385
Applied Materials, Inc.	3,800,000	68,172
ASML Holding NV (NY Shares) (a)	20,307,587	407,776
Broadcom Corp. Class A (a)	1,200,000	56,580
Freescale Semiconductor, Inc.:
Class A (a)	3,000,000	75,570
Class B (a)	1,819,968	45,809
Ikanos Communications, Inc.	100,000	1,474
Intersil Corp. Class A	1,069,700	26,614
KLA Tencor Corp. (d)	10,800,000	532,764
Lam Research Corp. (a)	499,200	17,811
National Semiconductor Corp.	628,700	16,334
O2Micro International Ltd. sponsored ADR (a)	700,000	7,126
Q Cells AG	36,000	2,099
Samsung Electronics Co. Ltd.	963,711	630,358
Silicon Laboratories, Inc. (a)	1,987,501	72,862
SiRF Technology Holdings, Inc. (a)	1,000,000	29,800
Supertex, Inc. (a)	600,000	26,550
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	16,093,720	159,489
Teradyne, Inc. (a)(d)	13,647,030	198,837
Texas Instruments, Inc.	6,697,700	214,795
		3,109,930
Software 4.4%
Autodesk, Inc. (a)	1,500,000	64,425
BEA Systems, Inc. (a)	20,575,053	193,405
Citrix Systems, Inc. (a)	1,440,000	41,443
FileNET Corp. (a)	550,000	14,218
Microsoft Corp.	19,608,900	512,773
NAVTEQ Corp. (a)	1,200,000	52,644
Oracle Corp. (a)	20,395,000	249,023
SAP AG sponsored ADR	1,450,000	65,352
Symantec Corp. (a)	52,529,068	919,259
Trend Micro, Inc.	2,000,000	75,654
		2,188,196

TOTAL INFORMATION TECHNOLOGY		13,226,213

11 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

MATERIALS 1.3%
Chemicals – 0.6%
Lyondell Chemical Co.	901,100	$21,464
Monsanto Co.	2,800,000	217,084
Praxair, Inc.	1,000,000	52,960
		291,508
Containers & Packaging – 0.0%
Smurfit-Stone Container Corp. (a)	1,300,000	18,421
Metals & Mining – 0.7%
Alcoa, Inc.	3,600,000	106,452
Cleveland-Cliffs, Inc.	1,000,000	88,570
Falconbridge Ltd.	1,500,000	44,514
Inco Ltd.	1,364,200	59,259
Toho Titanium Co. Ltd.	300,000	31,169
		329,964

TOTAL MATERIALS		639,893

TELECOMMUNICATION SERVICES – 0.9%
Diversified Telecommunication Services – 0.1%
Qwest Communications International, Inc. (a)	10,000,000	56,500
Wireless Telecommunication Services – 0.8%
American Tower Corp. Class A (a)	5,500,000	149,050
Bharti Televentures Ltd. (a)	3,500,000	27,408
NII Holdings, Inc. (a)	1,519,100	66,354
Sprint Nextel Corp.	6,661,020	155,601
		398,413

TOTAL TELECOMMUNICATION SERVICES		454,913

UTILITIES – 0.7%
Electric Utilities – 0.6%
Exelon Corp.	3,000,000	159,420
Korea Electric Power Corp. sponsored ADR	6,000,000	116,940
		276,360

Quarterly Report

12

Common Stocks continued
	Shares	Value (000s)

UTILITIES – continued
Multi-Utilities – 0.1%
Public Service Enterprise Group, Inc.	1,000,000	$64,970
TOTAL UTILITIES		341,330

TOTAL COMMON STOCKS
(Cost $36,552,833)		49,542,721
U.S. Treasury Obligations 0.1%
	Principal Amount
	(000s)
U.S. Treasury Bills, yield at date of purchase 3.92%
2/9/06 (f)
(Cost $32,858)	$33,000	32,870
Money Market Funds 3.5%
	Shares
Fidelity Cash Central Fund, 4.28% (b)	1,558,417,143	1,558,417
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c) .	220,981,753	220,982
TOTAL MONEY MARKET FUNDS
(Cost $1,779,399)		1,779,399
Cash Equivalents 0.0%
	Maturity Amount
	(000s)
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading account
at 3.51%, dated 12/30/05 due 1/3/06)
(Cost $11,401)	$11,405	11,401

TOTAL INVESTMENT PORTFOLIO 102.3%
(Cost $38,376,491)		51,366,391

NET OTHER ASSETS – (2.3)%		(1,155,535)
NET ASSETS 100%		$ 50,210,856

13 Quarterly Report

Investments (Unaudited) continued

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value (000s)	(Depreciation)
(000s)
Purchased

Equity Index Contracts
1,282 S&P 500 Index Contracts	March 2006	$ 402,163	$ (4,349)

The face value of futures purchased as a percentage of net assets – 0.8%

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Affiliated company

(e) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $14,487,000 or
0.0% of net assets.

(f) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $32,870,000.

(g) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $133,000 or
0.0% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Trivest 1992
Special Fund Ltd.	7/2/92	$—

Quarterly Report 14

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$18,104
Fidelity Securities Lending Cash Central Fund	1,457
Total	$19,561

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

	Value,				Value,
Affiliates	beginning of		Sales	Dividend	end of
(Amounts in thousands)	period	Purchases	Proceeds	Income	period
Greatbatch, Inc	$	$60,528	$—	$—	$56,299
KLA Tencor Corp	188,641	418,969	98,210	1,728	532,764
Monster Worldwide, Inc	—	279,340	—	—	341,846
OSI Pharmaceuticals, Inc.	41,340	75,166	32,261	—	89,697
Peabody Energy Corp	—	630,536	—	175	653,953
TALX Corp	—	75,702	—	96	87,961
Teradyne, Inc	—	187,639	—	—	198,837
United Natural Foods, Inc.	—	88,817	—	—	82,500
Total	$229,981	$1,816,697	$130,471	$1,999	$2,043,857

Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $38,412,725,000. Net unrealized appreciation aggregated $12,953,666,000, of which $13,789,662,000 related to appreciated investment securities and $835,996,000 related to depreciated investment securities.

15 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

16

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	February 17, 2006